Schedule of Warrants Valuation Assumptions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate, minimum	4.00%	3.40%	3.40%
Risk free interest rate, maximum	4.40%	3.90%	4.40%
Warrant [Member]
Expected dividend yield				0.00%
Expected volatility				89.00%
Risk free interest rate, minimum				1.86%
Risk free interest rate, maximum				1.97%
Expeced life (in years)				10 years